                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05793

Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2005

Date of reporting period: August 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust II performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended August 31, 2004

MARKET CONDITIONS


Early in this fiscal period, economic indicators pointed to signs of a resurgent recovery. Key among these was a surprisingly strong employment report for March. At that time, payroll growth caused a shift in investor expectations for monetary tightening and a sell-off in the bond markets. In June, the Federal Reserve Open Market Committee (the "Fed") shifted its bias by raising the federal funds rate by 25 basis points. This, the first such change in four years, increased short-term rates from their lowest level in four decades. The Fed also raised short-term rates an additional 25 basis points in August.

The economy's recovery paused in the summer months. Softer retail sales and a reversal in employment led to lower gross domestic product growth in the second quarter. A spike in oil prices to record highs further undermined expectations for a quick return to strong growth. As a result, the bond market rallied in the closing week of the period and yields fell once more.

The municipal bond market largely tracked these patterns, though it also reflected supply and demand trends of its own. At the end of the June sell-off, yields on municipal bonds reached their highest levels in nearly a year. These higher yields attracted retail investors, who became active purchasers. Yields then fell through the summer, and retail demand slowed. However, nontraditional investors such as hedge funds and arbitrage accounts remained active. These investors were largely drawn by the relative performance of municipal bonds to Treasuries, which remained attractive for the six-month period. Sales of new-issue municipal debt generally slowed as yields rose in the second quarter, then recovered as yields declined.

PERFORMANCE ANALYSIS

The net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust II (OIB) declined from $8.62 to $8.58 per share for the six-month period ended August 31, 2004. Based on this change plus reinvestment of tax-free dividends totaling $0.255 per share, the Fund's total NAV return was 2.86 percent. OIB's value on the New York Stock Exchange (NYSE) decreased from $8.09 to $7.86 per share during the same period. Based on this change plus reinvestment of tax-free dividends, OIB's total market return was 0.40 percent. On August 31, 2004, OIB's NYSE share price was trading at an 8.4 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the third quarter of 2004, declared in June, were unchanged at $0.0425 per share. The dividend reflected the level of the Fund's undistributed net investment income and projected earnings level. The Fund's level of undistributed net investment income was $0.09 per share on August 31, 2004, versus $0.105 per share six months earlier.(1)

(1) Income earned by certain securities may be subject to the federal alternative minimum tax (AMT).

OIB is a nonleveraged closed-end fund that invests primarily in higher-yielding municipal bonds. As a result, more than 50 percent of the portfolio is invested in nonrated issues. OIB's performance was hampered by its better-quality portfolio at a time when lower-quality issues were outperforming. On the positive side, four nonrated issues considered to be weak credits that represented more than 6 percent of net assets were sold at favorable prices. Currently, OIB has only one holding, representing less than 1 percent of net assets, that is nonperforming.

OIB's duration(2), a measure of interest-rate sensitivity, has been targeted to be shorter thus reducing interest-rate volatility. This positioning reduced upside performance as rates declined but helped performance when interest rates jumped in April and May. The portfolio's duration was 7.4 years. OIB's net assets of $147 million were diversified across 83 credits in 13 long-term sectors.

OIB's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

(2) A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-rate environments, while trusts with longer durations perform better when rates decline.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

   TOP FIVE SECTORS
   Hospital                                            18.6%
   Retirement & Life Care Facilities                   15.5%
   IDR/PCR*                                            14.8%
   Nursing & Health Related Facilities                 10.2%
   Recreational Facilities                              9.5%

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              5.3%
   Aa/AA                                                0.6%
   A/A                                                  5.0%
   Baa/BBB                                             29.5%
   Ba/BB or less                                        8.1%
   NR                                                  51.5%

* Industrial Development/Pollution Control Revenue

Data as of August 31, 2004. Subject to change daily. All percentages for the Top Five Sectors are as a percentage of net assets and all percentages for Long-Term Credit Analysis are as a percentage of total long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

RESULTS OF ANNUAL MEETING

ON JUNE 22, 2004, AN ANNUAL MEETING OF THE FUND'S SHAREHOLDERS WAS HELD FOR THE PURPOSE OF VOTING ON ONE MATTER WITH THE FOLLOWING RESULTS:

(1) ELECTION OF TRUSTEES

-------------------------------------------------
WAYNE E. HEDIEN
FOR                                    14,007,491
WITHHELD                                  389,348
-------------------------------------------------
MANUEL H. JOHNSON
FOR                                    14,017,872
WITHHELD                                  378,967
-------------------------------------------------
JOSEPH J. KEARNS
FOR                                    14,017,257
WITHHELD                                  379,583
-------------------------------------------------
FERGUS REID
FOR                                    14,009,906
WITHHELD                                  386,934
-------------------------------------------------

THE FOLLOWING TRUSTEES WERE NOT STANDING FOR REELECTION AT THIS MEETING: MICHAEL BOZIC, CHARLES A. FIUMEFREDDO, EDWIN J. GARN, JAMES F. HIGGINS AND MICHAEL NUGENT.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of August 31, 2004


WEIGHTED AVERAGE MATURITY: 20 YEARS

1-5                                                                                4
5-10                                                                              12
10-20                                                                             25
20-30                                                                             56
30+                                                                                3

Portfolio structure is subject to change.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.................     1.3%
Arizona.................     2.3
Arkansas................     2.8
California..............     8.3
Colorado................     6.2
Connecticut.............     3.2
District of Columbia....     0.6
Florida.................     3.9
Hawaii..................     1.0
Illinois................     3.3
Indiana.................     1.1
Iowa....................     4.4
Kansas..................     1.4
Kentucky................     1.4
Louisiana...............     0.6
Maine...................     0.3
Maryland................     3.1
Massachusetts...........     4.1
Missouri................     7.0
Nevada..................     4.7
New Hampshire...........     4.3
New Jersey..............     4.9
New York................     3.8
North Carolina..........     0.7
Ohio....................     0.8
Oklahoma................     0.7
Pennsylvania............     4.8
South Carolina..........     1.5
Tennessee...............     1.7
Texas...................     3.6
Vermont.................     1.3
Virginia................     9.1
West Virginia...........     1.4
Joint exemptions*.......    (0.6)
                            ----

Total+..................    99.0%
                            ====

---------------------
* Joint exemptions have been included in each geographic location.
+ The Fund has outstanding short futures contracts with an underlying face amount of $8,422,297 with unrealized depreciation of $215,069.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of August 31, 2004


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2004(a)                                                                           12
2005                                                                               9
2006                                                                               5
2007                                                                               5
2008                                                                              10
2009                                                                              10
2010                                                                               5
2011                                                                               9
2012                                                                               8
2013                                                                              13
2014+                                                                             14

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.9%

2004(a)                                                                           8.5
2005                                                                              6.5
2006                                                                                7
2007                                                                              6.1
2008                                                                                6
2009                                                                              6.2
2010                                                                              6.9
2011                                                                              7.7
2012                                                                              6.7
2013                                                                              6.8
2014+                                                                             6.7

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 8.5% on 12% of the long-term portfolio that is callable in 2004.

     Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE           VALUE
-------------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (94.5%)
            General Obligation (1.4%)
$  2,000    California, Various Purpose dtd 02/01/04..................   5.00 %    02/01/33     $  2,015,600
--------
                                                                                                ------------
            Educational Facilities Revenue (5.8%)
   1,300    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50      05/01/11        1,382,693
   2,000    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25      09/01/29        2,068,100
   1,000    Volusia County Educational Facilities Authority, Florida,
              Embry-Riddle Aeronautical University Ser 1996 A.........   6.125     10/15/26        1,029,750
     500    South Berwick, Maine, Berwick Academy Ser 1998............   5.55      08/01/23          504,460
            New Hampshire Higher Educational & Health Facilities
              Authority,
   2,000      Brewster Academy Ser 1995...............................   7.50      06/01/26        2,089,520
   1,500      Colby-Sawyer College Ser 1996...........................   6.75      06/01/25        1,513,335
                                                                                                ------------
--------
                                                                                                   8,587,858
   8,300
                                                                                                ------------
--------
            Hospital Revenue (18.6%)
   2,000    Colbert County - Northwest Alabama Health Care Authority,
              Helen Keller Hospital Ser 2003..........................   5.75      06/01/27        1,921,640
   1,500    Arizona Health Facilities Authority, John C Lincoln Health
              Ser 2002................................................   6.375     12/01/37        1,562,535
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625     09/01/28        2,016,700
   1,500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125     08/01/31        1,550,880
   1,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Center Ser 2000..........   6.75      07/01/30        1,128,530
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001....................................................   6.75      10/01/31        1,024,280
            Henderson, Nevada,
   3,000      Catholic Health West Ser 2004 Ser A.....................   5.625     07/01/24        3,033,630
   2,000      Catholic Health West Ser 1998 Ser A.....................   5.125     07/01/28        1,865,740
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000      Littleton Hospital Association Ser 1998 B...............   5.80      05/01/18          936,880
   2,000      Littleton Hospital Association Ser 1998 B...............   5.90      05/01/28        1,752,380
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25      07/01/27        2,091,500
   2,000    Dutchess County Development Agency, New York, St Francis
              Hospital Refg Ser 2004 A................................   7.50      03/01/29        1,980,320
     815    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser C**..............................   5.625     11/01/10          885,163
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B.....................................   6.60      07/01/31        1,043,220
   2,000    South Carolina Jobs Economic Development Authority,
              Palmetto Health Alliance Refg & Impr Ser 2003 C.........   6.875     08/01/27        2,186,340

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE           VALUE
-------------------------------------------------------------------------------------------------------------
$  1,500    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50 %    04/15/31     $  1,437,735
   1,000    Decatur Hospital Authority, Texas, Wise Regional Health
              Ser 2004 A (WI).........................................   7.125     09/01/34          994,600
                                                                                                ------------
--------
                                                                                                  27,412,073
  27,315
                                                                                                ------------
--------
            Industrial Development/Pollution Control Revenue (14.8%)
   2,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT)........................................   7.50      12/01/24        1,724,960
     915    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)+.............................................  10.125     09/01/11          916,144
   2,000    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C
              (a).....................................................   6.30      05/01/16          370,000
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00      06/01/27        1,477,890
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)...................................................   6.55      04/15/27        2,080,400
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 1999 (AMT).............................   6.625     09/15/12          890,200
   2,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................   5.65      10/01/28        1,823,060
   1,250    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625     02/01/18        1,158,575
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75      05/01/20        2,144,220
   1,700    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65      05/01/10        1,839,655
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)............................................   7.70      04/01/33        1,169,060
            Pittsylvania County Industrial Development Authority,
              Virginia,
   1,000      Multi-Trade LP Ser 1994 A (AMT).........................   7.45      01/01/09        1,028,730
   3,000      Multi-Trade LP Ser 1994 A (AMT).........................   7.55      01/01/19        3,086,190
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00      07/15/25        2,102,500
                                                                                                ------------
--------
                                                                                                  21,811,584
  23,365
                                                                                                ------------
--------
            Mortgage Revenue - Multi-Family (4.2%)
   2,845    Boulder County, Colorado, Village Place at Longmont Ser
              1989 A (AMT)............................................   7.50      07/15/19        2,846,622
     500    Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995
              Ser A (AMT).............................................   6.90      06/20/35          515,100
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000      Courthouse Commons Apts Ser 1990 A (AMT)................  10.00      01/01/21        1,845,680
   9,504      Courthouse Commons Apts Ser 1990 B (AMT)................   0.00      01/01/21          997,885
                                                                                                ------------
--------
                                                                                                   6,205,287
  14,849
                                                                                                ------------
--------

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE           VALUE
-------------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (1.1%)
$    815    Colorado Housing Finance Authority, 1998 Ser B-3..........   6.55 %    05/01/25     $    821,748
     390    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................................   6.45      09/01/29          392,987
     440    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).............   7.50      03/01/31          445,381
                                                                                                ------------
--------
                                                                                                   1,660,116
   1,645
                                                                                                ------------
--------
            Nursing & Health Related Facilities Revenue (10.2%)
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75      04/01/34        1,724,000
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004..................................   6.25      06/01/34        1,003,220
   2,920    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25      07/01/25        3,496,379
   1,565    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003..............   6.50#     01/01/29        1,527,503
     900    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375     10/01/13          916,542
   1,375    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875     11/01/18        1,375,028
   1,000    St Louis County Industrial Development Authority,
              Missouri, Ranken-Jordan Pediatric Rehabilitation Center
              Ser 2003 A..............................................   6.625     11/15/35        1,013,820
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.15      06/01/19          963,320
   3,015    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Home Inc Ser 1989..........   8.50      05/01/32        3,014,729
                                                                                                ------------
--------
                                                                                                  15,034,541
  14,775
                                                                                                ------------
--------
            Recreational Facilities Revenue (9.5%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser 2000 A............................   6.25      01/01/30        2,017,460
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (b)..................................   6.40      09/01/11        1,083,417
   1,000      Special 1997 Ser B (b)..................................   5.75      09/01/27        1,026,820
            Mohegan Tribe of Indians of Connecticut Gaming Authority,
   1,000      Priority Distribution Payment Ser 2003..................   5.125     01/01/23        1,003,610
   1,500      Ser 2001................................................   6.25      01/01/31        1,585,065
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A.................................   7.375     01/01/32        2,044,460
   3,000    Saint Louis Industrial Development Authority, Missouri,
              Kiel Center Refg Ser 1992 (AMT).........................   7.75      12/01/13        3,099,000
   2,000    Austin, Texas, Convention Center Hotel Senior Ser 2000
              A.......................................................   6.70      01/01/32        2,105,420
                                                                                                ------------
--------
                                                                                                  13,965,252
  13,510
                                                                                                ------------
--------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE           VALUE
-------------------------------------------------------------------------------------------------------------
            Retirement & Life Care Facilities Revenue (15.5%)
$  1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00 %    01/01/30     $    955,110
   1,000    Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser
              A.......................................................   8.00      11/15/33        1,011,450
            Illinois Health Facilities Authority,
   2,000      Smith Crossing Ser 2003 A...............................   7.00      11/15/32        2,014,520
   1,000      Villa St Benedict Ser 2003 A-1..........................   6.90      11/15/33        1,002,030
   1,500    Westminster, Maryland, Caroll Lutheran Village Inc 2004
              Ser A...................................................   6.25      05/01/34        1,536,330
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75      07/01/23        1,384,305
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................   7.25      11/15/31        1,021,500
   2,000      Franciscan Oaks Ser 1997................................   5.75      10/01/23        1,869,060
     500      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375     11/01/31          507,500
   1,000      United Methodist Homes of New Jersey Ser 1998...........   5.125     07/01/25          885,790
   1,000    North Carolina Medical Care Commission, The Given Estate,
              Ser 2003 A..............................................   6.50      07/01/32        1,017,980
   1,000    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Village at Germantown Ser 2003 A......   7.25      12/01/34        1,030,510
   1,000    Houston Health Facilities Development Corporation, Texas,
              Buckingham Senior Living Community Ser 2004 A...........   7.125     02/15/34        1,032,360
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75      03/01/29        1,948,660
   4,801    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998....................   6.50      01/01/28        4,531,285
   1,000    Peninsula Port Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A........................................   7.375     12/01/32        1,047,940
                                                                                                ------------
--------
                                                                                                  22,796,330
  23,301
                                                                                                ------------
--------
            Tax Allocation Revenue (4.9%)
   1,000    Orange County Community Facilities District #86-2,
              California, 1998 Ser A..................................   5.55      08/15/17        1,042,860
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.30      09/01/22        2,094,180
   1,000    Chicago, Illinois, Lake Shore East Ser 2002...............   6.75      12/01/32        1,036,530
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75      04/15/20        2,051,280
   1,000    Clark County, Nevada, Special Improvement District 142
              Mountains Edge Ser 2003.................................   6.375     08/01/23        1,031,340
                                                                                                ------------
--------
                                                                                                   7,256,190
   7,000
                                                                                                ------------
--------

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE           VALUE
-------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (3.6%)
$  5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00 %    09/01/14     $  3,286,650
     955    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85      10/01/13        1,057,519
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375     01/01/40          981,380
                                                                                                ------------
--------
                                                                                                   5,325,549
   6,955
                                                                                                ------------
--------
            Other Revenue (1.4%)
   2,000    Capistrano Unified School District, California, Community
              Facilities District #98-2 Ladera Special Tax Ser 1999...   5.75      09/01/29        2,032,780
                                                                                                ------------
--------
            Refunded (3.5%)
   1,500    Anne Arundel County, Maryland, National Business Park Ser
              2000....................................................   7.375   07/01/10++        1,868,790
   3,000    Massachusetts Health & Educational Facilities Authority,
              Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/05++        3,234,930
                                                                                                ------------
--------
                                                                                                   5,103,720
   4,500
                                                                                                ------------
--------
 149,515    Total Tax-Exempt Municipal Bonds (Cost $138,467,639).............................    139,206,880
                                                                                                ------------
--------
            Short-Term Tax-Exempt Municipal Obligations (4.5%)
   1,800    Pima County Industrial Development Authority, Arizona,
              Country Club at La Cholla Ser 1990 (AMT) (called for
              redemption 09/21/04)....................................   8.50      07/01/20        1,860,174
   2,050    Arkansas Development Finance Authority, Wynwood Nursing
              Center Ser 1989 (AMT) (called for redemption
              10/01/04)...............................................  10.50      11/01/19        2,075,973
   2,600    Missouri Health & Educational Facilities Authority,
              Washington University Ser 1996 C (Demand 09/01/04)......   1.35*     03/01/40        2,600,000
                                                                                                ------------
--------
   6,450    Total Short-Term Tax-Exempt Municipal Obligations (Cost $6,450,000)..............      6,536,147
                                                                                                ------------
--------
$155,965    Total Investments (Cost $144,917,639) (c) (d)........................    99.0%     145,743,027
========
            Other Assets in Excess of Liabilities................................     1.0        1,539,257
                                                                                    -----     ------------
            Net Assets...........................................................   100.0%    $147,282,284
                                                                                    =====     ============

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED) continued

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   WI       Security purchased on a when-issued basis.
   *        Current coupon of variable rate demand obligation.
   **       A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
            $65,000.
   #        Currently a 6.50% coupon; increases to 8.00% on January 1,
            2009.
   +        Joint exemption in locations shown.
   ++       Prerefunded to call date shown.
   (a)      Issuer in bankruptcy; non-income producing security.
   (b)      Resale is restricted to qualified institutional investors.
   (c)      Securities have been designated as collateral in an amount equal to $9,129,757 in connection with open futures
            contracts and securities purchased on a when-issued basis.
   (d)      The aggregate cost for federal income tax purposes is
            $144,857,591. The aggregate gross unrealized appreciation is
            $5,268,005 and the aggregate gross unrealized depreciation is $4,382,569, resulting in net unrealized appreciation of
            $885,436.
Bond Insurance:
---------------
Ambac       Ambac Assurance Corporation.
MBIA        Municipal Bond Investors Assurance Corporation.

Futures Contracts Open At August 31, 2004:

                               DESCRIPTION,         UNDERLYNG
NUMBER OF                     DELIVERY MONTH       FACE AMOUNT     UNREALIZED
CONTRACTS   LONG/SHORT           AND YEAR            AT VALUE     DEPRECIATION
---------   ----------   ------------------------  ------------   -------------
    13         Short     U.S. Treasury Note 5 yr
                              September 2004       $(1,449,703)     $ (49,592)
    12         Short     U.S. Treasury Note 5 yr
                              December 2004         (1,328,063)        (4,988)
    25         Short     U.S. Treasury Note 10 yr
                              September 2004        (2,836,719)      (142,647)
    25         Short     U.S. Treasury Note 10 yr
                              December 2004         (2,807,812)       (17,842)
                                                                    ---------
            Total unrealized depreciation......................     $(215,069)
                                                                    =========

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $144,917,639).......................................  $145,743,027
Cash........................................................        76,290
Receivable for:
    Interest................................................     2,517,813
    Investments sold........................................       210,000
Prepaid expenses and other assets...........................        11,129
                                                              ------------
    Total Assets............................................   148,558,259
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................       987,323
    Investment advisory fee.................................        64,454
    Shares of beneficial interest repurchased...............        56,232
    Administration fee......................................        38,673
    Variation margin........................................        27,922
Accrued expenses and other payables.........................       101,371
                                                              ------------
    Total Liabilities.......................................     1,275,975
                                                              ------------
    Net Assets..............................................  $147,282,284
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $157,571,668
Net unrealized appreciation.................................       610,319
Accumulated undistributed net investment income.............     1,609,970
Accumulated net realized loss...............................   (12,509,673)
                                                              ------------
    Net Assets..............................................  $147,282,284
                                                              ============
Net Asset Value Per Share,
17,157,045 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $8.58
                                                              ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2004 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 4,893,683
                                                              -----------
Expenses
Investment advisory fee.....................................      371,675
Administration fee..........................................      223,005
Transfer agent fees and expenses............................       35,472
Professional fees...........................................       28,057
Shareholder reports and notices.............................       22,674
Registration fees...........................................        8,077
Custodian fees..............................................        6,030
Trustees' fees and expenses.................................        4,547
Other.......................................................        8,439
                                                              -----------
    Total Expenses..........................................      707,976

Less: expense offset........................................       (5,906)
                                                              -----------
    Net Expenses............................................      702,070
                                                              -----------
    Net Investment Income...................................    4,191,613
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................      305,078
Futures contracts...........................................      138,172
                                                              -----------
    Net Realized Gain.......................................      443,250
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................     (976,404)
Futures contracts...........................................     (204,393)
                                                              -----------
    Net Depreciation........................................   (1,180,797)
                                                              -----------
    Net Loss................................................     (737,547)
                                                              -----------
Net Increase................................................  $ 3,454,066
                                                              ===========

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2004   FEBRUARY 29, 2004
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  4,191,613       $  8,785,096
Net realized gain (loss)....................................        443,250         (2,411,670)
Net change in unrealized depreciation.......................     (1,180,797)         6,749,085
                                                               ------------       ------------
    Net Increase............................................      3,454,066         13,122,511

Dividends to shareholders from net investment income........     (4,414,780)        (9,061,371)

Decrease from transactions in shares of beneficial
  interest..................................................     (2,178,271)        (4,150,336)
                                                               ------------       ------------
    Net Decrease............................................     (3,138,985)           (89,196)
Net Assets:
Beginning of period.........................................    150,421,269        150,510,465
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $1,609,970 and $1,833,137, respectively).................   $147,282,284       $150,421,269
                                                               ============       ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2004 aggregated $10,558,965 and $13,122,688, respectively. Included in the aforementioned transactions are purchases of $2,610,080 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $12,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended August 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,776. At August 31, 2004, the Fund had an accrued pension liability of $60,942 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 2003..................................  17,973,845   $179,739    $166,215,073
Treasury shares purchased and retired (weighted average
  discount 7.21%)*..........................................    (533,100)    (5,331)     (4,145,005)
Reclassification due to permanent book/tax differences......      --          --         (2,494,537)
                                                              ----------   --------    ------------
Balance, February 29, 2004..................................  17,440,745    174,408     159,575,531
Treasury shares purchased and retired (weighted average
  discount 9.53%)*..........................................    (283,700)    (2,837)     (2,175,434)
                                                              ----------   --------    ------------
Balance, August 31, 2004....................................  17,157,045   $171,571    $157,400,097
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

5. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT          RECORD             PAYABLE
       DATE         PER SHARE         DATE                DATE
------------------  ---------  ------------------  ------------------
  June 29, 2004      $0.0425   September 3, 2004   September 17, 2004
September 28, 2004    $0.04     October 8, 2004     October 22, 2004
September 28, 2004    $0.04     November 5, 2004   November 19, 2004
September 28, 2004    $0.04    December 10, 2004   December 23, 2004

6. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 29, 2004, the Fund had a net capital loss carryforward of $10,209,820 of which $4,292,172 will expire between February 28, 2005, $801,428 will expire on February 28, 2006, $261,877 will expire on February 28, 2009 and $4,854,343 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

As of February 29, 2004, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next table year)

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                         FOR THE SIX                           FOR THE YEAR ENDED FEBRUARY 28,
                                        MONTHS ENDED        ---------------------------------------------------------------------
                                       AUGUST 31, 2004       2004**          2003           2002           2001          2000**
                                       ---------------      ---------      ---------      ---------      ---------      ---------
                                         (unaudited)
Selected Per Share Data:

Net asset value, beginning of
 period..............................       $ 8.62             $8.37          $8.44          $8.46          $8.30          $9.05
                                            ------             -----          -----          -----          -----          -----

Income (loss) from investment
 operations:
    Net investment income*...........         0.24              0.49           0.51           0.51           0.52           0.53
    Net realized and unrealized gain
    (loss)...........................        (0.03)             0.25          (0.06)         (0.02)          0.12          (0.81)
                                            ------             -----          -----          -----          -----          -----

Total income (loss) from investment
 operations..........................         0.21              0.74           0.45           0.49           0.64          (0.28)
                                            ------             -----          -----          -----          -----          -----

Less dividends from net investment
 income..............................        (0.26)            (0.51)         (0.53)         (0.52)         (0.51)         (0.51)
                                            ------             -----          -----          -----          -----          -----

Anti-dilutive effect of acquiring
 treasury shares.....................         0.01              0.02           0.01           0.01           0.03           0.04
                                            ------             -----          -----          -----          -----          -----

Net asset value, end of period.......       $ 8.58             $8.62          $8.37          $8.44          $8.46          $8.30
                                            ======             =====          =====          =====          =====          =====

Market value, end of period..........       $ 7.86             $8.09          $7.51          $8.04          $8.00          $7.25
                                            ======             =====          =====          =====          =====          =====

Total Return+........................         0.40%(1)         14.90%         (0.13)%         7.13%         18.10%        (10.96)%

Ratios to Average Net Assets:
Expenses.............................         0.95%(2)(3)       0.96%(3)       0.94%(3)       0.95%(3)       0.92%(3)       0.94%(3)

Net investment income................         5.64%(2)(3)       5.87%          6.09%          5.94%          6.23%          6.04%

Supplemental Data:
Net assets, end of period, in
 thousands...........................     $147,282          $150,421       $150,510       $154,088       $156,751       $158,943

Portfolio turnover rate..............            7%(1)            11%             8%            11%            10%            19%

---------------------

    *    The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
    +    Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              21
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust II

Semiannual Report
August 31, 2004

[MORGAN STANLEY LOGO]

38554RPT-RA04-00648P-Y08/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

Period                      (a) Total         (b) Average         (c) Total            (d) Maximum
                            Number of         Price Paid per      Number of            Number (or
                            Shares (or        Share (or Unit)     Shares (or           Approximate
                            Units)                                Units)               Dollar Value)
                            Purchased                             Purchased as         of Shares (or
                                                                  Part of Publicly     Units) that May
                                                                  Announced            Yet Be
                                                                  Plans or             Purchased
                                                                  Programs             Under the Plans
                                                                                       or Programs
March 1, 2004 -
March-31, 2004              36,100               $8.1238             N/A                   N/A

April 1, 2004 -
April 31, 2004 -            56,100               $7.6811             N/A                   N/A

May 1, 2004 -
May 31, 2004                63,600               $7.5296             N/A                   N/A

June 1, 2004
- June 30, 2004 -           50,400               $7.5357             N/A                   N/A

July 1, 2004
- July 31, 2004             37,300               $7.6220             N/A                   N/A

August 1, 2004
- August 31, 2004           40,200               $7.7631             N/A                   N/A
Total                      283,700               $7.70292            N/A                   N/A


Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004